INCOME PER SHARE (Tables)	12 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table sets forth the computation of basic and diluted net income per share attributable to Hollysys for the years indicated:

	Year Ended June 30,
	2010	2011	2012

Numerator:
Net income attributable to Hollysys Automation Technologies Ltd	$25,704,538	$41,469,998	$56,221,847

Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	51,243,667	54,564,842	55,659,765
Effect of dilutive securities
Share options	251,062	382,070	148,139
UPO	343,565	-	-
Restricted shares	-	2,368	20,457
Weighted average ordinary shares outstanding used in computing diluted income per share	51,838,294	54,949,280	55,828,361

Income per share – basic	$0.50	$0.76	$1.01

Income per share – diluted	$0.50	$0.75	$1.01